Logo of Pacific Life

Diane N. Ledger, CLU
Vice President
Variable Regulatory Compliance
Law Department
(949) 219-3743 Telephone
(949) 219-6952 Facsimile
dledger@pacificlife.com

September 5, 2003

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Separate Account A File Number 811-08946 of Pacific Life Insurance Company

Pacific One and Pacific One Select individual flexible premium deferred variable annuity contract

File No. 033-88458

Dear Sir or Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933 (“1933 Act”), as amended, we hereby certify on behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, that the form of supplement for Pacific One and Pacific One Select individual flexible premium deferred variable annuity contracts (File No. 033-88458) that would have been filed under Rule 497 (c) does not differ from that contained in the Separate Account’s Post Effective Amendment No. 20 on form N-4/B which was filed electronically with the Commission on August 28, 2003.

Very truly yours,

/s/    DIANE N. LEDGER

Diane N. Ledger